As filed with the Securities and Exchange Commission on May 20, 2011
1933 Act File No. 333-30810
1940 Act File No. 811-09819

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ☑
Post-Effective Amendment No. 34          ☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          ☑
Amendment No. 35          ☑
STATE STREET INSTITUTIONAL INVESTMENT TRUST
P.O. Box 5501, Boston, Massachusetts 02206
(Address of Principal Executive Offices)
(617) 662-1742
(Registrant’s Telephone Number)
David James, Secretary
State Street Bank and Trust Company
4 Copley Place, 5th floor
Boston, MA 02116
(Name and Address of Agent for Service)
Copy to:
Timothy W. Diggins, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600
It is proposed that this filing will become effective (check appropriate box):

☑ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 34 to the Registration Statement of the State Street Institutional Investment Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 33 on Form N-1A filed on April 29, 2011. This PEA No. 34 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 33 to the Trust’s Registration Statement.